Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events

28. Subsequent events

On December 12, 2022, the Company amended its existing offtake agreement with Ocean Partners USA, Inc. (“Ocean”) of lead concentrates produced from the Galena Complex for a pre-payment facility of $3.0 million to fund general working capital at the Galena Complex (“Ocean Facility”). The Ocean Facility was drawn in full in February 2023 with an initial term of three years at an interest of U.S. SOFR rate plus 6.95% per annum. Principal on the Ocean Facility is repaid through monthly installments deductible from concentrate deliveries or paid in cash and can be redrawn on a revolving basis.

On February 26, 2023, the Company amended its Purchase Agreement with Sandstorm for the right to increase its advance payment up to $11.0 million or $2.75 million per calendar quarter during fiscal 2023. The advance is repaid through fixed deliveries of gold commencing within the 12-month period from November 2025 to October 2026. The first calendar quarter advance of $2.75 million was drawn in full early March 2023.